Property and equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property and equipment
14.	Property and equipment

Property and equipment are mainly comprised of “aircraft and engines” and aircraft equipment.

“Aircraft and engines” refers to owned aircraft and capitalized heavy maintenance and structural checks related to owned aircraft.

As of December 31, 2018, the amount of R$100,859 (December 31, 2017 - R$325,121) of the balance of property and equipment acquisitions refers to non-monetary transactions such as financing leases, thus having no impact on cash flow statements.

During the year ended December 31, 2018, the Company entered into a sale and leaseback transaction on an owned engine. The loss, associated with the sale and leaseback transactions which resulted in finance leases, totaling R$6,730) was deferred in “Other liabilities” and will be recognized in the statement of net income over the average lease term of 120 months. During the year ended December 31, 2017, the Company entered into a similar transaction that resulted in a deferred loss of R$4,183 in “Other liabilities” and will be recognized in the statement of net income over the average lease term of 120 months.

During the year ended December 31, 2018, the Company entered into seven aircraft sale transactions resulting in a loss of R$144,251, recognized in “Other operating expenses, net”.

During the year ended December 31, 2017, the Company entered into sale and leaseback transactions on owned aircraft and engines that resulted in operating leases. The gain associated with the aircraft sale and leaseback transactions, net of selling expenses of R$75,410 was recognized in “Other operating expenses, net”.

a)	Breakdown

	December 31, 2018			December 31, 2017
	Cost	Accumulated depreciation	Net amount	Net amount
Leasehold improvements	146,315	(53,030)	93,285	71,591
Equipment and facilities	130,655	(81,412)	49,243	45,722
Vehicles	3,238	(1,031)	2,207	297
Furniture and fixtures	18,797	(13,768)	5,029	8,473
Aircraft equipment	1,378,352	(338,879)	1,039,473	647,963
Aircraft and engines	2,382,837	(476,801)	1,906,036	2,356,880
Advance payments for acquisition of aircraft	112,923	—	112,923	148,903
Construction in progress	81,023	—	81,023	45,706

	4,254,140	(964,921)	3,289,219	3,325,535

b)	Changes in property and equipment balances are as follows

	Cost
	December 31, 2017	Acquisitions	Disposals/ Write-offs	Transfers	December 31, 2018
Leasehold improvements	117,903	32,429		(4,017)	146,315
Equipment and facilities	112,800	18,677	(834)	12	130,655
Vehicles	1,085	2,153		—	3,238
Furniture and fixtures	17,190	1,613	(9)	3	18,797
Aircraft equipment	908,659	397,772	(48,922)	120,843	1,378,352
Aircraft and engines	2,770,171	182,246	(606,016)	36,436	2,382,837
Advance payments for acquisition of aircraft	148,903	27,199	(63,179)	—	112,923
Construction in progress	45,706	193,407	(4,813)	(153,277)	81,023

	4,122,417	855,496	(723,773)	—	4,254,140

	Accumulated depreciation
	December 31, 2017	Depreciation for the period	Disposals/ Write-offs	Transfers	December 31, 2018
Leasehold improvements	(46,312)	(6,718)	—	—	(53,030)
Equipment and facilities	(67,078)	(14,781)	447	—	(81,412)
Vehicles	(788)	(243)	—	—	(1,031)
Furniture and fixtures	(8,717)	(5,056)	5	—	(13,768)
Aircraft equipment	(260,696)	(88,331)	10,148	—	(338,879)
Aircraft and engines	(413,291)	(165,142)	101,632	—	(476,801)

	(796,882)	(280,271)	112,232	—	(964,921)

For owned aircraft, the Company applies the deferral method that results in the capitalization of heavy maintenance and structural checks. Under this method, the cost of major maintenance and structural checks are capitalized and amortized as a component of depreciation and amortization expense until the next major maintenance event. Heavy maintenance and structural checks on aircraft held under operating lease is expensed as incurred, and it is recorded in the “maintenance material and repair” line items.

The next major maintenance and structural check event is estimated based on the average maintenance costs and timing of the next scheduled maintenance event as suggested by the manufacturer and according to the fleet’s historical performance in the Company, and may change based on changes in aircraft utilization and changes in suggested manufacturer maintenance intervals. In addition, these assumptions can be affected by unplanned incidents that could damage a major component to the extent that would require a major maintenance event prior to a scheduled maintenance event.

The amortization of the costs of heavy maintenance and structural checks, accounted for under the deferred cost method and the expenses actually incurred, representing total maintenance and repair expenses, are as follows:

	For the year ended December 31,
	2018	2017	2016
Amortization of capitalized maintenance costs	(24,783)	(63,236)	(51,462)
Maintenance materials and repairs	(504,477)	(568,144)	(708,739)

	(529,260)	(631,380)	(760,201)

As of December 31, 2018, the Company performed an impairment analysis. No impairment of property and equipment was recognized as a result of such impairment analysis.